Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
		December 31
	2013	2012

Common shares
Common shares issued and outstanding, beginning of the year	114,994	118,041
Common shares issued on exercise of options, during the year	9	28
Repurchase of common shares, during the year	-	(3,155)
Restricted common shares purchased, during the year	(218)	(50)
Restricted common shares forfeited, during the year	8	23
Restricted common shares vested, during the year	60	107
Common shares issued and outstanding, end of year	114,853	114,994

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	172	252
Restricted common shares purchased, during the year	218	50
Restricted common shares forfeited, during the year	(8)	(23)
Restricted common shares vested, during the year	(60)	(107)
Restricted common shares issued and outstanding, end of year	322	172

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax	Accumulated other comprehen- sive loss
December 31, 2013
Balance, beginning of year	$(48,292)	$176	$(48,116)
Other comprehensive loss before reclassifications, during the year	(33,181)	(1,051)	(34,232)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	457	457
Balance, end of year	$(81,473)	$(418)	$(81,891)

December 31, 2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Other comprehensive income (loss) before reclassifications, during the year	11,702	(1,236)	10,466
Amounts reclassified from accumulated other comprehensive loss, during the year	-	3,169	3,169
Balance, end of year	$(48,292)	$176	$(48,116)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	December 31
	2013	2012

Net income	$117,970	$94,357
Net income - controlling interest	$117,970	$94,357

Weighted average number of shares, basic	115,170	116,178
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	115,170	116,178

Net income per weighted average share, basic and diluted	$1.02	$0.81
Net income per weighted average share, diluted	$1.02	$0.81
Issued and outstanding share based options	2,639	2,687